Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
General
Summary of Significant Accounting Policies

(2) Summary of Significant Accounting Policies

Consolidation

CVSL consolidates all entities in which it owns or controls more than 50% of the voting shares, including any investments where we have determined to have control. The portion of the entity not owned by us is reflected as a non-controlling interest within the equity section of the consolidated balance sheets. As of December 31, 2013, the non-controlling interest consisted of minority shareholder interests in TLC, certain international subsidiaries of AEI and MSK. As of December 31, 2012, there was no non-controlling interest. All inter-company balances and transactions have been eliminated in consolidation.

Business Combinations

Business combinations are accounted for using the acquisition method of accounting as of the acquisition date, which is the date on which control of the acquired company is transferred to CVSL. Control is assessed by considering the legal transfer of voting rights that are currently exercisable and managerial control of the entity. Goodwill is measured at the acquisition date as the fair value of the consideration transferred less the net fair value of identifiable assets acquired and liabilities assumed. Any contingent consideration is measured at fair value at the acquisition date. Transaction costs, other than those associated with the issuance of debt or equity securities, related to a business combination are expensed as incurred.

Reclassifications

Certain amounts in the prior years' consolidated financial statements have been reclassified to conform to the current year presentation.

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. These estimates are based on information available as of the date of the consolidated financial statements. Actual results could differ significantly from those estimates.

Cash and Cash Equivalents

Cash equivalents are short-term, highly-liquid instruments with original maturities of 90 days or less. We maintain our cash primarily with major U.S. domestic banks. The amounts held in interest bearing accounts periodically exceed the Federal Deposit Insurance Corporation insured limit of $250,000 at December 31, 2013 and December 31, 2012. The amounts held in these banks exceeded the insured limit of $250,000 as of December 31, 2013 and December 31, 2012 totaling $898,077 and $19,032,392, respectively. We have not incurred any losses related to these deposits.

Marketable Securities

CVSL invests in the ordinary course of business, and such investments may include equity securities, debt instruments and mutual funds. The investments are classified as available-for-sale investments that are considered temporary. The investments are recorded at fair value with unrealized gains and losses included in accumulated other comprehensive income and realized gains and losses reported separately on the income statement.

Accounts Receivable

The carrying value of our accounts receivable, net of allowance for doubtful accounts, represents their estimated net realizable value. We estimate the allowance for doubtful accounts based on type of customer, age of outstanding receivable, historical collection trends, and existing economic conditions. If events or changes in circumstances indicate that a specific receivable balance may be unrealizable, further consideration is given to the collectibility of those balances, and the allowance is adjusted accordingly. Receivable balances deemed uncollectible are written off against the allowance. We have recorded an allowance for doubtful accounts of $132,976 and $8,500 at December 31, 2013 and 2012, respectively.

Inventory

Inventories are valued at the lower of cost or market. Cost is determined by the first-in, first-out method. The Company records provisions for obsolete, excess and unmarketable inventory in cost of goods sold.

Property, Plant and Equipment

Property, plant and equipment are recorded at cost and depreciated on a straight-line basis over the estimated useful lives of the assets. Provisions for amortization of leasehold improvements are made at annual rates based upon the lesser of the estimated useful lives of the assets or terms of the leases. Expenditures for maintenance and repairs are expensed as incurred.

At December 31, 2013, the useful lives used for depreciation and amortization were as follows:

Buildings	7 to 40 years
Land improvements	3 to 25 years
Leasehold improvements	3 to 15 years
Equipment	3 to 25 years

Impairment of Long-Lived Assets

CVSL management reviews long-lived assets, including property, plant and equipment and other intangible assets with definite lives for impairment in accordance with accounting guidance. Management determines whether there has been an impairment of long-lived assets held for use in the business by comparing anticipated undiscounted future cash flow from the use and eventual disposition of the asset or asset group to the carrying value of the asset. The amount of any resulting impairment is calculated by comparing the carrying value to the fair value. Long-lived assets that meet the definition of held for sale are valued at the lower of carrying amount or net realizable value. Assets or asset groups are determined at the lowest level possible for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. For assets whose aggregate undiscounted cash flows are less than its carrying value, the assets are considered potentially impaired and actual impairments, if any, would be determined to the extent the assets carrying value exceeds its aggregate fair value computed as the aggregate of discounted cash flow.

Goodwill and Other Intangibles

CVSL management performs its goodwill and other indefinite-lived intangible impairment test annually or when changes in circumstances indicate an impairment event may have occurred by estimating the fair value of each reporting unit compared to its carrying value. Our reporting units represent an operating segment or a reporting level below an operating segment.

Additionally, the reporting units are aggregated based on similar economic characteristics, nature of products and services, nature of production processes, type of customers and distribution methods. We use a discounted cash flow model and a market approach to calculate the fair value of our reporting units. The model includes a number of significant assumptions and estimates regarding future cash flows and these estimates could be materially impacted by adverse changes in market conditions.

Goodwill is measured for impairment by comparing the fair value of the reporting unit to its carrying value, including goodwill. If the fair value of the reporting unit is less than the carrying value, a second step is performed to determine the implied fair value of goodwill. If the implied fair value of goodwill is lower than its carrying value, an impairment charge equal to the difference is recorded. After the Share Exchange Agreement in 2012, we determined that the goodwill associated with that acquisition was impaired. As a result, we recorded $2,488,708 in goodwill impairment that represented all goodwill associated with the Share Exchange Agreement. The impairment charge is included in the consolidated statements of operations.

Indefinite-lived assets are measured for impairment by comparing the fair value of the indefinite-lived intangible asset to its carrying value. If the fair value of the indefinite-lived intangible asset is lower than its carrying value, an impairment charge equal to the difference is recorded.

Income Taxes

CVSL and its U.S. subsidiaries (excluding TLC) file a consolidated Federal income tax return. Deferred income taxes are provided for temporary differences between financial statement and tax bases of asset and liabilities. Benefits from tax credits are reflected currently in earnings. We record income tax positions based on a more likely than not threshold that the tax positions will be sustained on examination by the taxing authorities having full knowledge of all relevant information.

Translation of Foreign Currencies

The functional currency of our foreign subsidiaries is the local currency of their country of domicile. Assets and liabilities of the foreign subsidiaries are translated into U.S. dollar amounts at month-end exchange rates. Revenue and expense accounts are translated at the weighted-average rates for the monthly accounting period to which they relate. Equity accounts are translated at historical rates. Foreign currency translation adjustments are accumulated as a component of other comprehensive income.

Fair Value

We established a fair value hierarchy which prioritizes the inputs to the valuation techniques used to measure fair value into three levels. These levels are determined based on the lowest level input that is significant to the fair value measurement. Level 1 represents unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 represents quoted prices for similar assets and liabilities in active markets (other than those included in Level 1) which are observable, either directly or indirectly. Level 3 represents valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

Comprehensive Income (Loss)

We report comprehensive income (loss) in our consolidated statements of comprehensive income (loss). Comprehensive income (loss) consists of net earnings (loss) plus gains and losses affecting stockholders' equity that, under generally accepted accounting principles, are excluded from net earnings (loss), such as gains and losses related to available for sale marketable securities and the translation effect of foreign currency assets and liabilities, net of taxes.

Revenue Recognition and Deferred Revenue

In the ordinary course of business we receive payments, primarily via credit card, for the sale of products at the time customers place orders. Sales and related fees such as shipping and handling, net of applicable sales discounts, are recorded as revenue when the product is shipped and when title and the risk of ownership passes to the customer. The Company presents revenues net of any taxes collected from customers which are remitted to governmental authorities. Payments received for undelivered products are recorded as deferred revenue and are included in current liabilities on the Company's consolidated balance sheets. Certain incentives offered on the sale of our products, including sales discounts, described in the paragraph below are classified as program costs and discounts. A provision for product returns and allowances is recorded and is founded on historical experience and is classified as a reduction of revenues and costs of sales. At December 31, 2013 and 2012, our allowance for sales returns totaled $221,396 and $0, respectively.

Program costs and discounts

Program costs and discounts represent the various methods of promoting our products. We offer benefits such as discounts on starter kits for new consultants, promotional pricing for the host of a home show, which vary depending on the value of the orders placed and general discounts on our products.

Cost of Sales

Cost of sales includes the cost of raw materials, finished goods, shipping expenses, and the direct and indirect costs associated with the personnel, resources and property, plant and equipment related to the manufacturing, warehousing, inventory management and order fulfillment functions.

Commissions and Incentives

Commissions and incentives include all forms of commissions, overrides and incentives related to the sales force. We accrue expenses for incentive trips over qualification periods as they are earned. The Company analyzes incentive trip accruals based on historical and current sales trends as well as contractual obligations when evaluating the adequacy of the incentive trip accrual. Actual results could result in liabilities being more or less than the amounts recorded.

In order to more closely conform to the financial presentation of other companies involved in direct selling, we reclassified certain amounts previously reported in interim financial information totaling $8.2 million from program costs and discounts and $3.5 million selling, general and administrative expenses, $0.5 million in costs of sales to commissions and incentives for the year ended 2013.

The intial presentation relating to commissions and incentives were included in both program costs and discounts and in selling, general and administrative expenses in the consolidated financial statements of operations. Certain personal sales incentives were presented in program costs and discounts as they represent what are referred to as retained commissions in the party plan segment in direct selling industry. Other commissions related to a consultant's downline (override commissions) were recorded and presented in selling, general and administrative expenses. As we acquired other companies in the direct selling industry, we noticed variations of compensation plans and presentation in the statements of operations. As a result, we decided to standardize our presentation of commissions and incentives. We added the commissions and incentives category for the year-ended December 31, 2013. We did not reclassify any amounts for the year-ended December 31, 2012, as we did not operate any companies in the direct selling industry during that year.

Selling, General and Administrative

Selling, general and administrative expenses include wages and related benefits associated with various administrative departments, including human resources, legal, information technology, finance and executive, as well as professional fees and administrative facility costs associated with leased buildings, depreciation related to owned buildings, office equipment and supplies.

In order to more closely conform to the financial presentation of other companies involved in direct selling, we reclassified certain amounts previously reported in interim financial information totaling $1.4 million that offset selling, general and administrative expenses to revenues.

Loss per Share of Common Stock

The computation of basic earnings (loss) per common share is based upon the weighted average number of shares outstanding in accordance with current accounting guidance.

Outstanding Stock Warrants and shares issuable upon the conversion of the Convertible Note issued to Richmont Capital Partners V L.P. are not included in the computation of dilutive loss per common share because we have experienced operating losses in all periods presented and, therefore, the effect would be anti-dilutive. The 25,240,676 shares available to Rochon Capital are included in the December 31, 2013 basic and diluted share calculation as the conditions have been met for the shares to be available for issuance.

Recent Accounting Pronouncements

In the fourth quarter of 2013, we adopted guidance issued by the Financial Accounting Standards Board ("FASB") requiring an entity to disclose additional information about reclassifications out of accumulated other comprehensive income (loss), including (1) changes in accumulated other comprehensive income (loss) balances by component and (2) significant items reclassified out of accumulated other comprehensive income (loss) and the effect on the respective line items in net income if the amounts are required to be reclassified in their entirety to net income. For other amounts that are not required to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference to other disclosures that provide additional detail about those amounts. The adoption of this guidance only impacts our disclosures and has no impact on its consolidated financial position, results of operations or cash flows. As a result of the adoption of the new guidance, we disclosed this information within the notes to the consolidated financial statements.

In the third quarter of 2013, we adopted guidance issued by the FASB on disclosure requirements for the presentation of comprehensive income (loss). This guidance requires entities to report total comprehensive income (loss), the components of net income (loss), and the components of comprehensive income (loss) in either (1) a continuous statement of comprehensive income (loss) or (2) two separate but consecutive statements. As a result of the adoption, the Company's financial statements now include a separate consolidated statement of comprehensive income (loss) immediately following the consolidated statements of operations.

In the first quarter of 2013, we adopted guidance that simplifies how entities test indefinite-lived intangible assets for impairment and improves consistency in impairment testing guidance among long-lived asset categories. The guidance permits entities to first assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with U.S. generally accepted accounting principles. An entity will have an option not to calculate annually the fair value of an indefinite-lived intangible asset if the entity determines that it is not more likely than not that the asset is impaired. The adoption of this guidance did not have a material impact on our consolidated financial statements. We did not elect the qualitative option in testing goodwill in 2013.

In July 2013, the FASB issued guidance requiring entities to net an unrecognized tax benefit with a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The new guidance is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013. We do not expect this guidance to have a material impact on its consolidated financial statements.

In July 2013, the FASB issued guidance permitting the Fed Funds Effective Swap Rate ("Overnight Index Swap Rate" or OIS) to be used as a U.S. benchmark interest rate for hedge accounting purposes in addition to interest rates on direct obligations of the U.S. Treasury (UST) and the London Interbank Offered Rate (LIBOR) swap rate. The guidance also removed the restriction on using different benchmark rates for similar hedges. The new guidance is effective prospectively for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013. We did not have any new or redesignated interest rate hedging transactions during the period from July 17, 2013 to December 31, 2013. We will evaluate the impact of this guidance on its consolidated financial statements when applicable.

In April 2013, the FASB issued guidance requiring an entity to prepare its financial statements using the liquidation basis of accounting when liquidation is imminent. In addition, the guidance provides principles for the recognition and measurement of assets and liabilities and requirements for financial statements prepared using the liquidation basis of accounting. The new guidance is effective prospectively for entities that determine liquidation is imminent during fiscal years, and interim reporting periods within those years, beginning after December 15, 2013. We do not expect this guidance to have a material impact on its consolidated financial statements.

In March 2013, the FASB issued guidance requiring an entity to release any related cumulative translation adjustment into net income when it either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity. In addition, the guidance resolves the diversity in practice for the treatment of business combinations achieved in stages involving a foreign entity. The new guidance is effective prospectively for fiscal years, and interim reporting periods within those years, beginning after December 15, 2013. We do not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

In February 2013, the FASB issued guidance requiring an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The guidance also requires entities to disclose the nature and amount of the obligation as well as other information about the obligation. The new guidance is effective retrospectively for fiscal years, and interim reporting periods within those years, beginning after December 15, 2013. We do not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

In December 2011, the FASB issued guidance requiring an entity to disclose the nature of its rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The objective is to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards. The new disclosures will give financial statement users information about both gross and net exposures. In January 2013, the FASB issued an update and clarified the scope of transactions that are subject to disclosures concerning offsetting. These disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods, and should be applied retrospectively for all comparative periods presented. The adoption of these disclosure requirements did not have a material impact on its consolidated financial statements.